Distribution and Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Distribution and Selling Expenses [Abstract]
Schedule of distribution and selling expenses

	Year ended December 31,
	2019	2018	2017
Rental	9,573	16,067	21,527
Depreciation	-	1,218	2,680
Labor	170,771	275,026	258,233
Subsidy to distributors	477,779	787,064	773.238
Promotion	-	15,623	32,216
Advertisement	287,354	1,152,176	1,591,742
Others	148,914	423,782	585,744
	1,094,391	2,670,955	3,265,380